Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Wages, salaries and benefits	$ 438,209	$ 697,935
Wage subsidies	(26,297)
Purchased materials, supplies and services	240,591	429,365
Share based compensation	19,847	22,115
Operating and general and administrative expenses	672,350	1,149,415
Allocated to:
Operating expense	583,420	1,038,967
General and administrative	70,869	104,010
Restructuring	18,061	6,438
Operating and general and administrative expenses	$ 672,350	$ 1,149,415